Accounts Payable and Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities

Note 4 – Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities were as follows at September 30, 2023 and December 31, 2022, respectively:

	September 30, 2023	December 31, 2022
Accounts payable	$1,068,078	$987,012
Accrued payroll	73,546	266,453
Accrued interest	-	3,014
Accounts payable and Accrued Liabilities	$1,141,624	$1,256,479

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2023

(UNAUDITED)

(6) Accounts Payable and Accrued Liabilities

The Company had accounts payable and accrued liabilities as follows:

	December 31, 2022	December 31, 2021
Accounts Payable and Accrued Liabilities:
Accounts payable	$987,012	$491,598
Accrued payroll	266,453	82,080
Accrued expenses	-	5,687
Accrued interest	3,014	-
Total Accounts Payable and Accrued Liabilities	$1,256,479	$579,365